Description of Business	12 Months Ended
Jul. 31, 2013
Description of Business
1.	Description of Business

eOn Communications Corporation™ and subsidiaries (“eOn” or the “Company”) is a provider of communications solutions. Backed with over 20 years of telecommunications expertise, the Company’s solutions enable customers to use its technologies in order to communicate more effectively. Through its wholly-owned subsidiary, Cortelco Systems Holding Corp. (“Cortelco”), the Company provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. Through its majority-owned subsidiary, Cortelco Systems Puerto Rico (“CSPR”), the Company provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.

Cortelco Systems Holding Corp [Member]
Description of Business
2.	Description of Business

The Company provides communications solutions backed with over 20 years of telecommunications expertise. The Company’s solutions enable customers to use its technologies in order to communicate more effectively. Cortelco provides commercial grade telephone products primarily for use in businesses, government agencies, colleges and universities, telephone companies, and utilities. Cortelco sells primarily through large national distributors with whom it has long-term relationships. CSPR provides sales and service of integrated communications systems, data equipment, security products, and telephony billing services.